CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Total Controlling Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balances at Dec. 31, 2009	$ 595,899	$ 19,374	$ 623,557	$ (47,032)	$ 595,899
Balances, shares at Dec. 31, 2009		116,239
Activity in employees' stock plans	137	23	114		137
Activity in employees' stock plans, shares		130
Excess tax benefit from stock based compensation	1,203		1,203		1,203
Amortization of restricted stock plan compensation	5,535		5,535		5,535
Net income (total comprehensive income of $14,708)	(14,708)			(14,461)	(14,461)	(247)
Balances, December 31, 2012 at Dec. 31, 2010	588,066	19,397	630,409	(61,493)	588,313	(247)
Balances, shares at Dec. 31, 2010		116,369
Activity in employees' stock plans	(232)	111	(343)		(232)
Activity in employees' stock plans, shares		692
Excess tax benefit from stock based compensation	988		988		988
Amortization of restricted stock plan compensation	5,988		5,988		5,988
Net income (total comprehensive income of $14,708)	(50,645)			(50,451)	(50,451)	(194)
Other, net	(115)					(115)
Balances, December 31, 2012 at Dec. 31, 2011	544,050	19,508	637,042	(111,944)	544,606	(556)
Balances, shares at Dec. 31, 2011		117,061
Activity in employees' stock plans	2,930	310	2,620		2,930
Activity in employees' stock plans, shares		1,907
Excess tax benefit from stock based compensation	(662)		(662)		(662)
Amortization of restricted stock plan compensation	7,217		7,217		7,217
Net income (total comprehensive income of $14,708)	37,098			37,313	37,313	(215)
Balances, December 31, 2012 at Dec. 31, 2012	$ 590,633	$ 19,818	$ 646,217	$ (74,631)	$ 591,404	$ (771)
Balances, shares at Dec. 31, 2012		118,968